ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE - Additional Information (Details) ¥ in Millions, $ in Millions					1 Months Ended
	Feb. 21, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 26, 2019 USD ($) subsidiary	Feb. 29, 2020 CNY (¥) subsidiary	Sep. 30, 2019 subsidiary	Sep. 26, 2019 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries disposed of						3
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries disposed of					3
12% Convertible Senior Notes Due 2018 | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayment of convertible notes | $	$ 4.8	$ 4.8
Amount of remaining outstanding balance of convertible notes | $	$ 55.5
The9 Computer, C9I Shanghai and Shanghai Kaie
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries disposed of				3
Total consideration				$ 70.8			¥ 493.0
Percentage of consideration received	90.00%
Remaining percentage of consideration expected to be received in May 2020	10.00%
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration				$ 70.8			¥ 493.0
Advance consideration | ¥			¥ 49.3
Percentage of consideration received in advance			10.00%
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | ¥					¥ 443.7